Inventories (Detail) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 CNY
Inventory [Line Items]
Raw materials	$ 47,343	289,736	187,392
Work-in-progress	19,605	119,983	26,800
Finished goods	62,644	383,381	624,535
Inventories - net	$ 129,592	793,100	838,727	[1]

[1]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.